IntraNav Acquisition - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 09, 2021	Dec. 31, 2020
Assets acquired:
Goodwill, net	$ 0	$ 7,673		$ 6,588
IntraNav
Assets acquired:
Cash and cash equivalents			$ 109
Accounts receivable			110
Prepaid expenses and other current assets			135
Inventory			844
Right of use asset			312
Property, plant, and equipment			30
Other assets			113
Goodwill, net			482
Total assets acquired			3,007
Liabilities assumed:
Accounts payable			2
Accrued liabilities			413
Lease liabilities – current			54
Lease liabilities - noncurrent			231
Payable to new parent			391
Deferred revenue			784
Total liabilities assumed			1,875
Estimated fair value of net assets acquired attributable to the Company			1,132
IntraNav | Tradename & trademarks
Assets acquired:
Intangible assets			168
IntraNav | Proprietary technology
Assets acquired:
Intangible assets			507
IntraNav | Customer relationship
Assets acquired:
Intangible assets			$ 197